Retirement-Related Benefits (Components of Net Period Income Cost) (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended					3 Months Ended	1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Mar. 24, 2014
U.S. Defined Benefit Pension Plans
Retirement-related plans cost
Interest cost	$ 2,211		$ 1,980	$ 2,196
Expected return on plan assets	(4,096)		(3,981)	(4,043)
Amortization of prior service costs/(credits)	10		10	10
Recognized actuarial losses	1,056		1,790	1,331
Total net periodic pension (income)/cost of defined benefit plans	(818)		(202)	(507)
Non-U.S. Defined Benefit Pension Plans
Retirement-related plans cost
Service cost	449		501	443
Interest cost	1,533		1,524	1,779
Expected return on plan assets	(2,247)		(2,195)	(2,303)
Amortization of transition assets	0		0	0
Amortization of prior service costs/(credits)	(111)		(119)	(154)
Recognized actuarial losses	1,400		1,600	1,027
Curtailments and settlements	26		0	0
Multi-employer plan/other costs	217	[1]	85	247	[1]
Total net periodic pension (income)/cost of defined benefit plans	1,267		1,396	1,040
Non-U.S. Defined Benefit Pension Plans | Litigation in United Kingdom regarding defined benefit plans (C Plan)
Retirement-related plans cost
Multi-employer plan/other costs						162
Non-U.S. Defined Benefit Pension Plans | Litigation in Spain regarding defined benefit and defined contribution plans
Retirement-related plans cost
Multi-employer plan/other costs							148
U.S. Nonpension Postretirement Benefit Plans
Retirement-related plans cost
Service cost	26		35	36
Interest cost	187		164	200
Expected return on plan assets	0		(1)
Amortization of prior service costs/(credits)	(7)
Recognized actuarial losses	0		21	32
Total net periodic pension (income)/cost of defined benefit plans	206		218	268
Non-U.S. Nonpension Postretirement Plans
Retirement-related plans cost
Service cost	7		10	14
Interest cost	63		60	64
Expected return on plan assets	(9)		(9)	(9)
Amortization of transition assets	0		0	0
Amortization of prior service costs/(credits)	(5)		(5)	(4)
Recognized actuarial losses	11		23	17
Curtailments and settlements	0		0	0
Total net periodic pension (income)/cost of defined benefit plans	$ 66		$ 79	$ 82

[1]

The 2014 Non-U.S. plans amount includes $148 million related to the IBM Spain pension litigation and the 2012 Non-U.S. plans amount includes $162 million related to the IBM UK pension litigation. See page 136 for additional information.